BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES	NOTE 10: BALANCES AND TRANSACTIONS WITH RELATED PARTIES For transactions including change in warrant terms issued to related parties, see Note 4c.